Short-Term Borrowings	12 Months Ended
Dec. 31, 2024
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

11. SHORT-TERM BORROWINGS

In connection with the revolving bank credit facility the Company entered into with BIDV in January 2024 (Note 10), the Company has drawn down loans of approximately $50.9 million for working capital purpose for the year ended December 31, 2024. The borrowings bore interest rate ranging between 3.5% and 4% per annum. For the year ended December 31, 2024, the Company repaid loans of approximately $34.8 million.

For the year ended December 31, 2024, the Company recognized and fully paid interest expenses of $708,968.